5 year summary (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
5 year summary
Underlying revenue growth	7.00%	8.00%	9.00%	7.00%	(9.00%)
Underlying adjusted operating profit growth	10.00%	13.00%	15.00%	13.00%	(18.00%)
Adjusted earnings per share growth (at constant currency)	9.00%	11.00%	10.00%	17.00%	(15.00%)
Adjusted revenue	£ 9,434	£ 9,161	£ 8,553	£ 7,244	£ 7,110
Adjusted EBITDA	3,724	3,544	3,174	2,697	2,567
Adjusted operating profit	£ 3,199	£ 3,030	£ 2,683	£ 2,210	£ 2,076
Adjusted operating margin	33.90%	33.10%	31.40%	30.50%	29.20%
Adjusted profit before tax	£ 2,903	£ 2,716	£ 2,489	£ 2,077	£ 1,916
Adjusted net profit attributable to shareholders, basic	£ 2,241	£ 2,156	£ 1,961	£ 1,689	£ 1,543
Adjusted net margin	23.80%	23.50%	22.90%	23.30%	21.70%
Adjusted cash flow	£ 3,101	£ 2,962	£ 2,709	£ 2,230	£ 2,009
Adjusted cash flow conversion	97.00%	98.00%	101.00%	101.00%	97.00%
Adjusted return on invested capital	14.80%	14.00%	12.50%	11.90%	10.80%
Adjusted earnings per ordinary share	£ 1.201	£ 1.140	£ 1.022	£ 0.876	£ 0.801
Ordinary dividend per share	£ 0.630	£ 0.588	£ 0.546	£ 0.498	£ 0.470
Revenue	£ 9,434	£ 9,161	£ 8,553	£ 7,244	£ 7,110
Reported operating profit	2,861	2,682	2,323	1,884	1,525
Reported profit before tax	2,557	2,295	2,113	1,797	1,483
Reported net profit attributable to shareholders	£ 1,934	£ 1,781	£ 1,634	£ 1,471	£ 1,224
Reported net margin	20.50%	19.40%	19.10%	20.30%	17.20%
Reported net debt	£ 6,563	£ 6,446	£ 6,604	£ 6,017	£ 6,898
Reported earnings per ordinary share	£ 1.036	£ 0.941	£ 0.852	£ 0.763	£ 0.635